REPORTING SEGMENTS (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost				$ 26,772,544
Net interest income		1,414,368		1,326,691		$ 1,281,366
Net fee and commission income		484,463		455,558		431,184
Expected credit losses		317,408		302,255		342,083
Other operating income		23,129		62,016		6,427
Income from investments in associates and other companies		5,095		3,963		3,012
Income tax expense		167,144		145,031		109,031
Net income for the year		599,693		575,249		478,432
Retail Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost		20,786,637	[1]	19,233,169	[2]	18,604,936	[2]
Net interest income		949,764		970,332		931,105
Net fee and commission income		220,532		206,449		196,845
Financial transactions, net	[3]	19,694		20,595		21,141
Expected credit losses		(287,739)		(293,956)		(323,888)
Support expenses	[4]	(553,157)		(534,970)		(529,909)
Segment`s net contribution		349,094		368,450		295,294
Middle Market [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost		7,690,380	[1]	6,775,734	[2]	6,396,376	[2]
Net interest income		272,912		264,663		244,960
Net fee and commission income		36,746		36,280		30,851
Financial transactions, net	[3]	16,848		13,751		19,577
Expected credit losses		(26,314)		(19,235)		(26,748)
Support expenses	[4]	(92,377)		(91,882)		(83,412)
Segment`s net contribution		207,815		203,577		185,228
Commercial Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost		28,477,017	[1]	26,008,903	[2]	25,001,312	[2]
Net interest income		1,222,676		1,234,995		1,176,065
Net fee and commission income		257,278		242,729		227,696
Financial transactions, net	[3]	36,542		34,346		40,718
Expected credit losses		(314,053)		(313,191)		(350,636)
Support expenses	[4]	(645,534)		(626,852)		(613,321)
Segment`s net contribution		556,909		572,027		480,522
Global Corporate Banking [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost		1,613,088	[1]	1,633,796	[2]	2,121,513	[2]
Net interest income		96,722		100,808		95,105
Net fee and commission income		35,064		27,626		25,077
Financial transactions, net	[3]	57,340		50,714		55,927
Expected credit losses		2,339		6,440		7,579
Support expenses	[4]	(64,913)		(62,685)		(53,935)
Segment`s net contribution		126,552		122,903		129,753
Other [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost		123,309	[1]	83,215	[2]	83,606	[2]
Net interest income		94,970		(9,112)		10,196
Net fee and commission income		(1,457)		8,708		1,651
Financial transactions, net	[3]	11,200		44,692		43,713
Expected credit losses		(5,694)		4,496		974
Support expenses	[4]	(11,486)		(15,356)		(19,649)
Segment`s net contribution		87,533		33,428		36,885
Total [Member]
Disclosure of operating segments [line items]
Loans and accounts receivable at amortised cost		30,213,414	[1]	27,725,914	[2]	27,206,431	[2]
Net interest income		1,414,368		1,326,691		1,281,366
Net fee and commission income		290,885		279,063		254,424
Financial transactions, net	[3]	105,082		129,752		140,358
Expected credit losses		(317,408)		(302,255)		(342,083)
Support expenses	[4]	(721,933)		(704,893)		(686,905)
Segment`s net contribution		770,994		728,358		647,160
Other operating income		23,129		62,016		6,427
Other operating expenses and impairment		(32,381)		(74,057)		(69,136)
Income from investments in associates and other companies		5,095		3,963		3,012
Income tax expense		(167,144)		(145,031)		(109,031)
Net income for the year		$ 599,693		$ 575,249		$ 478,432

[1]	Corresponds to loans and accounts receivable at amortised cost under IFRS 9, without deducting their allowances for loan losses.
[2]	Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.
[3]	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
[4]	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.